Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses for bandwidth, rented data centers or cabinets	$ 23,541	¥ 163,443	¥ 126,842
Staff field advances	3,230	22,429	20,819
Interest receivables	1,955	13,576	4,936
Receivables for the disposal of certain construction-in-progress	2,922	20,290	20,290
Tax recoverables	44,567	309,426	159,413
Deposits	2,822	19,596	18,191
Loan to third parties	8,992	62,433	119,244
Other receivables	23,901	165,938	172,818
Prepaid expenses and other current assets	$ 111,930	¥ 777,131	¥ 642,553